Business Combination - Additional Information (Details) ¥ in Thousands, $ in Thousands			12 Months Ended
	Sep. 01, 2018 CNY (¥)	Mar. 01, 2018 CNY (¥) Segment	Feb. 29, 2020 CNY (¥)	Feb. 29, 2020 USD ($)	Feb. 28, 2019 CNY (¥)	Feb. 28, 2018 CNY (¥)	Feb. 29, 2020 USD ($)	Feb. 28, 2019 USD ($)	Jul. 01, 2018 CNY (¥)
Business Acquisition [Line Items]
Net income (loss) for the year			¥ (109,569)	$ (15,674)	¥ (1,470)	¥ 41,844
Cash paid for business combination			10,115	$ 1,447	133,902
Goodwill			35,163		149,775	¥ 557	$ 5,030	$ 21,425
Selling, General and Administrative Expenses [Member]
Business Acquisition [Line Items]
Transaction costs					2,038
Wupin Education
Business Acquisition [Line Items]
Date of acquisition agreement		Mar. 01, 2018
Percentage of equity interest attributed to the Group		90.00%
Equity interest payment of cash consideration					128,880
Number of operating segments acquired | Segment		6
Revenue					26,263
Net income (loss) for the year					4,238
Goodwill		¥ 114,613
Non-controlling interests acquired		¥ 15,799
Fantasy
Business Acquisition [Line Items]
Percentage of equity interest attributed to the Group	51.00%
Equity interest payment of cash consideration	¥ 12,000
Revenue					7,660
Net income (loss) for the year					1,806
Goodwill	18,141
Non-controlling interests acquired	¥ 11,529
Chongqing Jianzhi
Business Acquisition [Line Items]
Date of acquisition agreement	Sep. 01, 2018
Percentage of equity interest attributed to the Group	51.00%
Equity interest payment of cash consideration	¥ 8,000
Cash paid for business combination			¥ 8,000
Intangible assets acquired	980
Goodwill	14,072
Non-controlling interests acquired	¥ 7,686
Shanghai Zhixun Education Equipment Co., Ltd and Its Shareholder
Business Acquisition [Line Items]
Equity interest payment of cash consideration					5,350
Intangible assets acquired									¥ 3,200
Goodwill									¥ 2,950
Chongqing Jianzhi and Nanxiang
Business Acquisition [Line Items]
Revenue					7,598
Net income (loss) for the year					¥ 1,611